Share-Based Payments - Schedule of Warrants (Details) $ / shares in Units, $ in Thousands			1 Months Ended									3 Months Ended		9 Months Ended							12 Months Ended
	Mar. 15, 2023	Apr. 30, 2020 EquityInstruments	Sep. 30, 2022 EquityInstruments $ / shares	May 31, 2022 EquityInstruments	Mar. 31, 2022 EquityInstruments	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) EquityInstruments	Oct. 31, 2021 EquityInstruments	Jun. 30, 2021 USD ($) EquityInstruments Options	Dec. 31, 2020 EquityInstruments	Oct. 31, 2019 USD ($)	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2023 USD ($) EquityInstruments $ / shares	Sep. 30, 2022 $ / shares	Sep. 30, 2022 $ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2022 EquityInstruments $ / shares	Sep. 30, 2022 $ / shares kr / shares	Sep. 30, 2022 Options $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) EquityInstruments	Dec. 31, 2022 USD ($) kr / shares	Dec. 31, 2022 USD ($) Options	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) EquityInstruments	Dec. 31, 2021 USD ($) kr / shares	Dec. 31, 2021 USD ($) Options	Dec. 31, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EquityInstruments	Dec. 31, 2020 kr / shares	Dec. 31, 2019 EquityInstruments kr / shares	Dec. 31, 2022 shares	Dec. 31, 2022 EquityInstruments	Dec. 31, 2021 EquityInstruments	Dec. 31, 2021 Options	Jan. 31, 2019 USD ($)
Number of warrants outstanding
Service cost | $												$ 100	$ 200	$ 400			$ 700							$ 942							$ 1,379						$ 3,408
Weighted Average Remaining Contractual Life (years)
Warrants granted, remaining contractual life																					11 years
Executive management
Number of warrants outstanding
Warrants granted																										491,612
Warrants
Number of warrants outstanding
Warrants granted as at beginning of period														2,743,093	2,732,618							2,732,618
Warrants exercised														(351,515)	(345,548)
Warrants granted														260,000	161,000
Warrants forfeited														(82,381)	(16,623)
Warrants granted as at end of period			2,531,447			2,732,618						2,569,197	2,531,447	2,569,197	2,531,447							2,743,093
Warrants exercisable as at end of period			1,962,252									1,894,591	1,962,252	1,894,591	1,962,252	1,962,252	1,962,252	1,962,252	1,962,252	1,962,252
Service period																					36 months
Percentage of vesting																						2.80%
Service cost | $																								1,000							1,400						$ 3,400
Warrants granted							523,599		62,147	1,655															491,612	491,612							63,802					363,168
Warrants exercised																										(388,181)							(62,284)
Warrants forfeited		(45,216)																								(92,956)							(10,178)					(45,216)
Warrants cancelled																																	(10,397)					(22,032)
Warrants granted at beginning of period														2,743,093				2,732,618		2,732,618						2,732,618		2,732,618					2,228,076		2,228,076			1,932,156
Warrants granted at end of period							2,732,618			2,228,076																2,743,093							2,732,618		2,732,618			2,228,076		1,932,156
Warrants exercisable																																									1,988,106	1,988,106	2,072,122	2,732,618
Weighted Average Exercise Price/Share
Warrants granted at beginning of period, price per share | (per share)														$ 1.50					kr 7.53								kr 7.53							kr 1					kr 1
Warrants granted, price per share | (per share)																							$ 2.24							$ 5.38				1					1
Warrants exercised, price per share | (per share)																							2.42											1
Warrants forfeited, price per share | (per share)																							1.28											1					1
Warrants granted at end of period, price per share | (per share)																							1.50											7.53					1	kr 1
Warrants cancelled, price per share | kr / shares																																		1					kr 1
Warrants granted as at beginning of period | (per share)														1.50					kr 7.53								kr 7.53
Warrants exercised | $ / shares														0.14		$ 0.13
Warrants granted | $ / shares														1.33		2.72
Warrants forfeited | $ / shares														2.72		5.37
Warrants granted as at end of period | (per share)			$ 1.32									$ 1.47	$ 1.32	1.47		1.32							1.50											kr 7.53
Warrants exercisable as at end of period | $ / shares			$ 0.57									$ 1.11	$ 0.57	1.11	$ 0.57	0.57	$ 0.57	$ 0.57	kr 0.57	$ 0.57
Weighted Average Remaining Contractual Life (years)
Warrants granted, remaining contractual life																													13 years							15 years				17 years
Warrants cancelled , remaining contractual life																													15 years
Other information
Ordinary shares purchase price | $ / shares														$ 1.40		$ 2.31							$ 2.42							$ 5.59
Warrants | Board of Directors [Member]
Number of warrants outstanding
Warrants granted	10,000
Warrants | COO [Member]
Number of warrants outstanding
Warrants granted					25,000
Warrants granted																										20,833
Warrants | CFO [Member]
Number of warrants outstanding
Warrants granted				45,000
Warrants granted																										16,667														150,660
Warrants | CEO
Number of warrants outstanding
Warrants granted			50,000
Warrants granted																										3,125
Warrants forfeited																										(45,327)
Warrants | Executive management
Number of warrants outstanding
Warrants granted														100,000
Service period											3 years										36 months
Warrants granted								0	62,147																								523,599
Warrants granted with immediate vesting | shares																									2,500							22,916
Weighted average fair value at measurement date | $						$ 1,500	$ 1,500		$ 400		$ 1,300										$ 800	$ 800	$ 800	$ 800	$ 800	$ 800	kr 800	$ 800	$ 1,500	$ 1,500	$ 1,500	$ 1,500	$ 1,500	kr 1,500	$ 1,500										$ 300